Non-underlying items - Summary of detailed information about non-underlying items (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Non-underlying items
Net gains on disposals	€ 1,970	€ 1,513
Costs in respect of disputes	1,158
Government grants	15	8,153
Total non-underlying items	€ 3,143	€ 9,666